Total Capital and Net Income Per Common Unit - Repurchase of Common Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Accelerated Share Repurchases [Line Items]
Total cost			$ 15,635
Preferred Units | Limited Partner [Member]
Accelerated Share Repurchases [Line Items]
Dividends, Preferred Stock, Cash	$ 25,600	$ 25,700	$ 25,700
Preferred Units | Repurchase agreements
Accelerated Share Repurchases [Line Items]
Stock Repurchase Program, Authorized Amount				$ 30,000
Common Stock [Member] | Limited Partner [Member]
Accelerated Share Repurchases [Line Items]
Units repurchased (in shares)			(1,373,000)
Total cost			$ 15,322
Common Stock [Member] | Repurchase agreements
Accelerated Share Repurchases [Line Items]
Units repurchased (in shares)			1,373,066
Common Stock [Member] | Repurchase agreements | Limited Partner [Member]
Accelerated Share Repurchases [Line Items]
Total cost			$ 15,300